UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485


Signature, Place and Date of Signing:

/s/ Christopher Conneely         New York, NY               August 13, 2004
------------------------       ------------------          --------------------
     [Signature}                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 3
                                                 -----

Form 13F Information Table Entry Total:           56
                                                 -----

Form 13F Information Table Value Total:    $1,128,259,500
                                           --------------



List of Other Included Managers:

Form 13F File Number            Name


     28- xxxx                   Elm Ridge Capital Partners, L.P.
     28- xxxx                   Elm Ridge Value Advisors, LLC
     28- xxxx                   Elm Ridge Value Partners Offshore Fund, Inc.
    --------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

                                      Title
                                       of                 Market         Share    Sh/  Put/  Investment  Other   Voting Authority
Name of Issuer                        Class    Cusip      Value (USD)    Prn Amt  Prn  Call  Discretion  Mgrs  Sole   Shared   None
AGILYSYS INC                           COM    00847J105   13,528,000      981,000  SH          Shared    1,2,3       981,000
ALLMERICA FINANCIAL CORP.              COM    019754100   12,871,000      380,800  SH          Shared    1,2,3       380,800
ALLTEL CORPORATION                     COM    020039103   26,869,000      530,800  SH          Shared    1,2,3       530,800
AMERICAN HOME MTG INVT CORP            COM    02660R107   26,666,000    1,028,400  SH          Shared    1,2,3     1,028,400
APRIA HEALTHCARE GROUP INC             COM    037933108   32,483,000    1,131,800  SH          Shared    1,2,3     1,131,800
ASHLAND INC                            COM    044204105   33,043,000      625,700  SH          Shared    1,2,3       625,700
ASK JEEVES INC                         COM    045174109    3,903,000      100,000        PUT   Shared    1,2,3       100,000
BMC SOFTWARE INC                       COM    055921100   17,527,000      947,400  SH          Shared    1,2,3       947,400
BOSTON SCIENTIFIC GROUP                COM    101137107    8,560,000      200,000        PUT   Shared    1,2,3       200,000
BOWATER INC                            COM    102183100   20,683,000      497,300  SH          Shared    1,2,3       497,300
BRUNSWICK CORP.                        COM    117043109   25,582,000      627,000  SH          Shared    1,2,3       627,000
CLEVELAND CLIFFS,INC (HLDG CO)         COM    185896107   48,411,000      858,500  SH          Shared    1,2,3       858,500
COMMSCOPE INC                          COM    203372107   47,128,000    2,197,100  SH          Shared    1,2,3     2,197,100
CONSECO, INC.                          COM    208464883   28,505,000    1,432,400  SH          Shared    1,2,3     1,432,400
CONVERGYS CORPORATION                  COM    212485106   13,238,000      859,600  SH          Shared    1,2,3       859,600
CROWN HOLDINGS INC                     COM    228368106   23,722,000    2,379,300  SH          Shared    1,2,3     2,379,300
DEVON ENERGY CORPORATION (NEW)         COM    25179M103   33,504,000      507,636  SH          Shared    1,2,3       507,636
RR DONNELLEY & SONS CO                 COM    257867101   39,756,000    1,204,008  SH          Shared    1,2,3     1,204,008
ENTERASYS NETWORKS INC                 COM    293637104   16,302,000    7,726,100  SH          Shared    1,2,3     7,726,100
FED HOME LOAN MTG CORP                 COM    313400301   35,872,000      566,700  SH          Shared    1,2,3       566,700
GEORGIA-PACIFIC CORP                   COM    373298108   25,986,000      702,700  SH          Shared    1,2,3       702,700
HANDLEMAN COMPANY                      COM    410252100   44,287,000    1,912,200  SH          Shared    1,2,3     1,912,200
HAYES LEMMERZ INTL INC                 COM    420781304   17,425,000    1,153,993  SH          Shared    1,2,3     1,153,993
HEALTH NET INC                         COM    42222G108   22,379,000      844,500  SH          Shared    1,2,3       844,500
KELLWOOD COMPANY                       COM    488044108   41,991,000      964,200  SH          Shared    1,2,3       964,200
LEAR CORPORATION                       COM    521865105   25,088,000      425,300  SH          Shared    1,2,3       425,300
MAGELLAN HEALTH SERVICES, INC.         COM    559079207   13,226,000      395,398  SH          Shared    1,2,3       395,398
MASSEY ENERGY CORP                     COM    576206106   17,253,000      611,600  SH          Shared    1,2,3       611,600
OCEANEERING INTL INC                   COM    675232102   23,078,000      673,800  SH          Shared    1,2,3       673,800
PAR PHARMACEUTICAL COS INC             COM    69888P106   14,186,000      402,900  SH          Shared    1,2,3       402,900
J.C. PENNEY CO INC                     COM    708160106   13,760,000      364,400  SH          Shared    1,2,3       364,400
PRAECIS PHARMACEUTICALS INC.           COM    739421105    6,712,000    1,766,200  SH          Shared    1,2,3     1,766,200
PREMCOR INC                            COM    74045Q104   19,373,000      516,600  SH          Shared    1,2,3       516,600
QUANTUM CORP                           COM    747906204   19,985,000    6,446,900  SH          Shared    1,2,3     6,446,900
REGAL ENTERTAINMENT GROUPCMN CLASS A   COM    758766109   17,595,000      972,100  SH          Shared    1,2,3       972,100
RINKER GROUP LIMITED               SPONS ADR  76687M101   25,311,000      452,300  SH          Shared    1,2,3       452,300
SAPPI LTD                          SPONS ADR  803069202   49,266,000    3,209,500  SH          Shared    1,2,3     3,209,500
SAXON CAPITAL INC                      COM    80556P302   25,083,000    1,098,700  SH          Shared    1,2,3     1,098,700
SIERRA PACIFIC RESOURCES (NEW)         COM    826428104   14,387,000    1,866,000  SH          Shared    1,2,3     1,866,000
SILGAN HOLDINGS INC                    COM    827048109    3,995,000       99,100  SH          Shared    1,2,3        99,100
TASER INTL INC                         COM    87651B104    2,162,000       50,000       PUT    Shared    1,2,3        50,000
TASER INTL INC                         COM    87651B104    2,162,000       50,000       PUT    Shared    1,2,3        50,000
UNITED STATES STL CORP NEW             COM    912909108    3,512,000      100,000       CALL   Shared    1,2,3       100,000
UNITED STATES STL CORP NEW             COM    912909108    3,512,000      100,000       CALL   Shared    1,2,3       100,000
UNITED STATES STL CORP NEW             COM    912909108   10,536,000      300,000       PUT    Shared    1,2,3       300,000
UNITED STATES STL CORP NEW             COM    912909108   10,536,000      300,000       CALL   Shared    1,2,3       300,000
UNITED STATES STL CORP NEW             COM    912909108   10,536,000      300,000       CALL   Shared    1,2,3       300,000
UNITED STATES STEEL CORP               COM    912909108   66,293,000    1,887,600  SH          Shared    1,2,3     1,887,600
UNITED STATIONERS INC                  COM    913004107    1,434,000       36,100  SH          Shared    1,2,3        36,100
UNUMPROVIDENT CORPORATION              COM    91529Y106   13,229,000      832,000  SH          Shared    1,2,3       832,000
URBAN OUTFITTERS INC                   COM    917047102    1,523,000       50,000       PUT    Shared    1,2,3        50,000
URBAN OUTFITTERS INC                   COM    917047102    1,523,000       50,000       PUT    Shared    1,2,3        50,000
VALASSIS COMMUNICATIONS INC            COM    918866104   13,215,000      433,700  SH          Shared    1,2,3       433,700
WYETH                                  COM    983024100   13,741,000      380,000  SH          Shared    1,2,3       380,000
AXIS CAPITAL HOLDINGS, LTD.            COM    G0692U109   12,020,000      429,300  SH          Shared    1,2,3       429,300
GLOBALSANTAFE CORP                     COM    G3930E101   13,808,000      521,039  SH          Shared    1,2,3       521,039







03563.0001 #505805